Interest Rate Swaps	6 Months Ended
Jun. 30, 2023
Interest Rate Swaps
Interest Rate Swaps

5.      Interest Rate Swaps

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish these objectives, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

During the second quarter of 2020, the Company entered into floating-to-fixed interest rate swap agreements, associated with existing variable-rate debt and financing facilities, over a three-year term with multiple counterparties. The swap agreements expired in July 2023. In accordance with these transactions, the Company paid an average fixed-rate interest amount of 0.32% and received floating rate interest amounts based on LIBOR. These interest rate swaps had a total notional amount of $220.5 million of which $68.4 million was designated as cash flow hedges as of June 30, 2023.

For derivatives designated and that qualify as cash flow hedges of interest rate risk, the gain or loss on the derivative is recorded in Accumulated Other Comprehensive Income and subsequently reclassified into interest expense in the same period(s) during which the hedged transaction affects earnings.

Derivatives not designated as hedges are not speculative and are used to manage the Company’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements and/or the Company has not elected to apply hedge accounting. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings.

The Company records the fair value of the interest rate swap as an asset or liability on its balance sheet. The following table shows the interest rate swap assets designated as hedging instruments as of June 30, 2023 and December 31, 2022:

Derivatives designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	June 30, 2023	December 31, 2022
Interest rate swap	Current portion of derivative assets	$46	1,468
Interest rate swap	Non - current portion of derivative assets	$—	—

The following table shows the interest rate swap assets not designated as hedging instruments as of June 30, 2023 and December 31, 2022:

Derivatives not designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	June 30, 2023	December 31, 2022
Interest rate swap	Current portion of derivative assets	$154	3,459
Interest rate swap	Non - current portion of derivative assets	$—	—